Cover	Sep. 06, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 06, 2022
Entity File Number	001-39044
Entity Registrant Name	SpringWorks Therapeutics, Inc.
Entity Central Index Key	0001773427
Entity Tax Identification Number	83-4066827
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Washington Blvd
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	203
Local Phone Number	883-9490
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SWTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false